GOODWILL	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
INTANGIBLE ASSETS
GOODWILL

NOTE 8 - GOODWILL

As of June 30, 2023, changes in the carrying amount of goodwill during the period presented were as follows:

(in thousands)

Balance as of December 31, 2022	$3,585
Balance as of June 30, 2023	$3,585

The Company conducts its annual goodwill impairment assessment on September 30, and between annual tests if the Company becomes aware of an event or a change in circumstances that would indicate the carrying value may be impaired. Management did not identify any impairment triggers during the three and six months ended June 30, 2023 and concluded there was no impairment of goodwill.

For the purpose of the goodwill impairment assessment, the Company has the option to perform a qualitative assessment (commonly referred to as “step zero”) to determine whether further quantitative analysis for impairment of goodwill or indefinite-lived intangible assets is necessary or a quantitative assessment (“step one”) where the Company estimates the fair value of each reporting unit using a discounted cash flow method (income approach). Goodwill is assigned to the reporting unit, which is the operating segment level or one level below the operating segment. The balance of goodwill at June 30, 2023 and December 31, 2022 remained unchanged at $3.59 million.

NOTE 9 – GOODWILL

Changes in the carrying amount of goodwill during the periods presented were as follows:

(in thousands)
Balance at December 31, 2020	$6,171
Acquisitions	48,132
Impairment Losses	(6,171)
Balance at December 31, 2021	48,132
Impairment Losses	(44,547)
Balance at December 31, 2022	$3,585

The Company conducts its annual goodwill impairment assessment on September 30, and between annual tests if the Company becomes aware of an event or a change in circumstances that would indicate the carrying value may be impaired. For the purpose of the goodwill impairment assessment, the Company has the option to perform a qualitative assessment (commonly referred to as “step zero”) to determine whether further quantitative analysis for impairment of goodwill or indefinite-lived intangible assets is necessary or a quantitative assessment (“step one”).

As a result of the annual goodwill impairment test performed as of September 30, 2021 and completed on December 31, 2021, the Company recorded an impairment loss of $6.17 million for the year ended December 31, 2021 which represented the excess of the carrying value of the Black Oak Gallery reporting unit over the estimated fair value based on a discounted cash flow analysis. The impairment recognizes the impact of COVID-19 on the financial performance of Black Oak Gallery's operations, as well as declines in forecasted revenue and earnings.

During the second quarter of 2022, the Company identified changes in circumstances that would indicate the carrying value of certain reporting units may be impaired. Management performed a preliminary quantitative assessment using a comparison of actual revenues to projections and applied a current discount rate, which resulted in a goodwill impairment loss of $33.63 million.

During the third quarter of 2022, the Company terminated its operations related to SilverStreak and wrote off the carrying amount of the related goodwill in the amount of $10.92 million which is recorded as a component of impairment expense in the consolidated statements of operations. See "Note 5 – Assets Held for Sale" for further information.

For the purpose of the annual impairment test on September 30, 2022, the Company performed a quantitative assessment wherein the fair value of each reporting unit was determined using a guideline public company method and guideline transaction method (market approach). Earnings forecast for certain reporting units were revised based on a decrease in anticipated operating profits and cash flows for the next five years as it relates to current market conditions, the economic environment, and delays due to regulatory and licensing issues. The fair value of each reporting unit was estimated using the expected present value of future cash flows. As a result of its assessment, management noted no additional impairment of goodwill for the remaining reporting units as of December 31, 2022.

The impairment charges relating to goodwill and other assets are presented in the “Impairment Expense” line in the Consolidated Statements of Operations.